Pensions and Other Postretirement Benefits (Foreign Currency Risk Exposure) (Details)	12 Months Ended
Dec. 31, 2018
Canadian Dollar [Member]
Defined Benefit Plan Disclosure [Line Items]
Currency risk percentage exposure	68.00%
U.S. Dollar [Member]
Defined Benefit Plan Disclosure [Line Items]
Currency risk percentage exposure	10.00%
European Currencies [Member]
Defined Benefit Plan Disclosure [Line Items]
Currency risk percentage exposure	8.00%
Japanese Yen [Member]
Defined Benefit Plan Disclosure [Line Items]
Currency risk percentage exposure	6.00%
Various Other Currencies [Member]
Defined Benefit Plan Disclosure [Line Items]
Currency risk percentage exposure	8.00%